INCOME TAXES - Deferred Tax Asset (Liability) (Details) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax liabilities
Derivative financial assets and credits		CAD (17,319)
Total deferred income tax liabilities		(17,319)
Deferred income tax assets
Property, plant and equipment	CAD 257,105	382,454
Tax loss carryforwards and other credits	736,395	672,193
Asset retirement obligation	50,462	57,364
Derivative financial assets and credits	10,515
Other assets	26,753	36,156
Total deferred income tax assets	1,081,230	1,148,167
Less valuation allowance	(347,867)	(614,763)
Total deferred income tax assets, net	733,363	533,404
Net deferred income tax asset/(liability)	CAD 733,363	CAD 516,085